Earnings (Loss) Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share	44,333,858	65,380,739	21,320,000
Warrants on Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share		1,836,429
Options and RSU to Acquire Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share	20,000,493	13,624,593
Warrants on Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share	24,333,365	1,353,062
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share		48,566,655